Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS
9.	PREPAID EXPENSES AND OTHER ASSETS

	As of December 31,
	2019	2020
	RMB	RMB
Advances to suppliers	43,175	66,421
Other receivables	7,725	17,732
Prepayment for equipment	4,345	13,870
Lease hold improvement	6,825	4,735
Expected return assets	11,212	4,106
Other current assets	202	219
Total	73,484	107,083
Less: non-current portion	(11,170)	(19,803)
Prepaid expenses and other assets-current portion	62,314	87,280